United
                         Municipal
                         High Income
                         Fund, Inc.

                         ANNUAL
                         REPORT
                         --------------------------------------------
                         For the fiscal year ended September 30, 1999

(PAGE)
     MANAGER'S LETTER
     -----------------------------------------------------------------
     SEPTEMBER 30, 1999

     Dear Shareholder:

     This report relates to the operation of United Municipal High Income Fund, Inc. for the fiscal year ended September 30, 1999. The discussion, graphs and tables contained in this report will provide you with information regarding the Fund's performance during that period.

     The accommodative monetary conditions that we saw last year, with central banks around the world easing, have largely come to an end. The Federal Reserve and the Central Bank in the United Kingdom have already tightened and others appear ready to follow suit. As the global economic recovery has gathered pace, commodity prices have risen. In the U.S., tight labor markets and robust consumer spending have brought about a moderate, but worrisome, trend in inflation. The goal of the Fed is to maintain price stability, which in the current economic environment places the emphasis on preemptively suppressing inflation pressures by raising interest rates. Such Fed action tends to be positive in the long term for the economy and interest rates, but can lead to short-term volatility and a heightened level of nervousness in the market.

     We, along with most economists, did not expect the U.S. economy to expand as rapidly as it did. The global inflation picture was very unclear, with upticks in some commodity and financial asset markets offset by very low and, in some instances, disinflationary readings in other measures of inflation. As monetary stimulation ceased and interest rates rose off last year's lows, we expected the economy to slow. We felt that the high level of Y2K uncertainty, and belief in U.S. preparedness relative to other nations, presented a logical backdrop for an increase in foreign capital flows to the relative safety of the U.S. Treasury market. We expected that this anticipated flight to quality would benefit municipal bonds to some degree, but possibly not until the fourth quarter of 1999. We therefore saw no reason to adjust the portfolio for a major rise in yields. However, very strong consumer confidence and low unemployment continued to drive our economy and now the world economy is also accelerating. Y2K has caused some distortions in the timing of bond issuance, with more bonds sold recently and a slowdown expected as we approach year end. Also, some investors have shown a preference for Treasury bonds versus other bonds.
     We feel this has created a buying opportunity and that prices should revert to normal relationships after year end.

     The strategies and techniques we applied resulted in the Fund's performance during the fiscal year exceeding that of the Lipper High Yield Municipal Bond Fund Universe Average (reflecting the performance of the universe of funds with similar investment objectives) and below that of the Lehman Brothers Municipal Bond Index (reflecting the performance of securities that generally represent the municipal bond market). Both indexes are charted on the following page. The unexpected increases in interest rates negatively impacted the Fund's performance. Because the Fund remained generally fully invested due to the anticipated interest rate environment, the Fund was unable to fully take advantage of investment opportunities resulting from the higher interest rates.

     Interest rates could go slightly higher as the Fed protects against threatened inflation. We expect that the Federal Reserve will contain inflationary pressures. When it is clear to the markets that this is the case, Treasury interest rates, now above 6.30%, will prove to be attractive and more money should flow into all bonds. Municipal bonds are at historically attractive levels relative to other fixed income alternatives, and should outperform if yield ratios revert to historical norms. As a result, we expect to remain fully invested emphasizing current yield.

     Thank you for your continued confidence.

     Respectfully
     John M. Holliday
     Manager, United Municipal High Income Fund, Inc.


(PAGE)
Comparison of Change in Value of $10,000 Investment in
               United Municipal High Income Fund, Inc. Class A Shares,
                      The Lehman Brothers Municipal Bond Index
           and The Lipper High Yield Municipal Bond Fund Universe Average

                                                   Lipper
                                               High Yield
                           United      Lehman   Municipal
                           Municipal Brothers        Bond
                           High IncomeMunicipal      Fund
                           Fund, Inc.,   Bond    Universe
                           Class A SharesIndex    Average
                           ------------------  ----------
          09/30/89  Purchase           $9,575     $10,000   $10,000
          09/30/90         10,139      10,680      10,502
          09/30/91         11,391      12,088      11,631
          09/30/92         12,653      13,352      12,762
          09/30/93         14,396      15,053      14,340
          09/30/94         14,403      14,686      14,012
          09/30/95         15,935      16,330      15,341
          09/30/96         17,115      17,316      16,250
          09/30/97         19,076      18,880      17,811
          09/30/98         20,961      20,525      19,287
          09/30/99         20,705      20,381      18,985

          ==== United Municipal High Income Fund, Inc., Class A Shares*--
     $20,705
          ++++ Lehman Brothers Municipal Bond Index  -- $20,381
          ---- Lipper High Yield Municipal Bond Fund Universe Average - $18,985

     *The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.


              Annual Average Total Return +
                         Class A++  Class Y
              -----------------------------

     Year Ended
        9/30/99          -5.42%     N/A
     5 Years Ended
        9/30/99          6.60%      N/A
     10 Years Ended
        9/30/99          7.55%      N/A
     Aggregate Total
      Return for Life
      of Class Y +++     N/A        -1.53%

     (partial periods for class Y - how do we handle total return?)

       + Total return for the Class Y shares may be greater than that of the Class A shares because the Fund's Class Y shares are not subject to a sales load or 12b-1 fees.
      ++ Performance data quoted represents past performance and is based on deduction of a 4.25% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
     +++ 12/30/98 (the date on which Fund Class Y shares were repurchased by shareholders) through 9/30/99. This period represents the latest for which Class Y shares were continuously outstanding.

Past performance is not predictive of future performance. Indexes are unmanaged.


(PAGE)
SHAREHOLDER SUMMARY
     --------------------------------------------------------------
     United Municipal High Income Fund, Inc.

     PORTFOLIO STRATEGY:
     Ordinarily, at least 75%   OBJECTIVE:   To seek a high level of
     medium and lower rated                  income which is not
     Municipal Bonds                         subject to Federal income taxation.
                                             (Income may be
     Generally less than 20%                 subject to state and
     Taxable Debt Securities                 local taxes.  A portion may be
                                             subject to Federal
     No more than 25% in                     taxes, including
     industrial revenue                      alternative minimum tax.)
     bonds of any one industry
                                 STRATEGY:   Invests primarily in tax-exempt
                                             municipal bonds rated in the lower
                                             tier of investment grade (BBB by
                                             Standard & Poor's and Baa by
                                             Moody's Investors Service, Inc.) or
                                             lower, including bonds rated below
                                             investment grade, junk bonds and
                                             lower-quality unrated bonds.

                                  FOUNDED:   1986

             SCHEDULED DIVIDEND FREQUENCY:   MONTHLY


(PAGE)
PERFORMANCE SUMMARY - Class A Shares

               PER SHARE DATA
     For the Fiscal Year Ended September 30, 1999
     --------------------------------------------
     DIVIDENDS PAID                 $0.31
                                    =====

     CAPITAL GAINS DISTRIBUTION     $0.13
                                    =====

     NET ASSET VALUE ON
        9/30/99  $5.19 adjusted to: $5.32(A)
        9/30/98                      5.69
                                   ------
     CHANGE PER SHARE              $(0.37)
                                   ======

     (A)This number includes the capital gains distribution of $0.13 paid in December 1998 added to the actual net asset value on September 30, 1999.

     Past performance is not necessarily indicative of future results.

                                TOTAL RETURN HISTORY

                                            Average Annual Total Return
                                            ---------------------------
                                                With       Without
     Period                                 Sales Load* Sales Load**
     ------                                 ----------- ------------
      1-year period ended 9-30-99              -5.42%      -1.22%
      5-year period ended 9-30-99               6.60%       7.53%
     10-year period ended 9-30-99               7.55%       8.02%

      *Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

     **Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

     Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.


(PAGE)
PORTFOLIO HIGHLIGHTS

     On September 30, 1999, United Municipal High Income Fund, Inc. had net assets totaling $509,867,048 invested in a diversified portfolio.

     As a shareholder of United Municipal High Income Fund, Inc., for every $100 you had invested on September 30, 1999, your Fund owned:

      $21.39  Life Care/Nursing Center Revenue Bonds
       18.28  Other Municipal Bonds
       13.92  Industrial Development Revenue Bonds
        8.94  Housing Revenue Bonds
        8.71  Hospital Revenue Bonds
        6.57  Cash and Cash Equivalents
        5.93  Prerefunded ETM Bonds
        3.91  Resource Recovery Bonds
        3.37  Airport Revenue Bonds
        2.84  Transportation Revenue Bonds
        2.59  Water and Sewer Revenue Bonds
        2.49  General Obligation Bonds
        1.06  Lease/Certificates of Participation Bonds


                      1999 TAX YEAR TAXABLE EQUIVALENT YIELDS*
     ---------------------------------------------------------------------------
     If your Taxable Income is:
                                         Your         Equivalent
                                       Marginal    Tax Free Yields
        Joint               Single        Tax---------------------------
        return              Return    Bracket Is  5%    6%    7%    8%

     $      0- 43,050  $      0- 25,750          15%  5.88  7.06  8.24  9.41

     $ 43,051-104,050  $ 25,751- 62,450          28%  6.94  8.33  9.72 11.11

     $104,051-158,550  $ 62,451-130,250          31%  7.25  8.70 10.14 11.59

     $158,551-283,150  $130,251-283,150          36%  7.81  9.38 10.94 12.50

     $283,151 and above$283,151 and above      39.6%  8.28  9.93 11.59 13.25

     *Table is for illustration only and does not represent the actual performance of United Municipal High Income Fund, Inc.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS
     ALABAMA - %0.41
      The Marshall County Health Care Authority,
        Hospital Revenue Refunding Bonds,
        Series 1992 (Guntersville-Arab
        Medical Center),
        7.0%, 10-1-2013 .......................   $ 1,000 $  1,048,750
      The Medical Clinic Board of the City of Ozark,
        Alabama, First Mortgage Revenue Bonds (United
        States Health & Housing Foundation, Inc.
        Project), Series 1988-A,
        10.0%, 10-1-2015 ......................     1,000    1,031,530
        Total .................................              2,080,280

     ALASKA - 0.41%
      City of Seward, Alaska, Revenue Bonds, 1996
        (Alaska Sealife Center Project),
        7.65%, 10-1-2016 ......................     2,000    2,067,500

     ARIZONA - 1.48%
      The Industrial Development Authority of the
        County of Gila, Arizona, Environmental
        Revenue Refunding Bonds (ASARCO Incorporated
        Project), Series 1998,
        5.55%, 1-1-2027 .......................     4,750    4,269,063
      Hayden-Winkelman Unified School District No.
        41 of Gila County, Arizona, Capital
        Appreciation Refunding Bonds, Series 1995,
        0.0%, 7-1-2010 ........................     6,145    3,302,937
        Total .................................              7,572,000

     ARKANSAS - 0.30%
      City of Little Rock, Arkansas, Capital
        Improvement Revenue Bonds (Parks and
        Recreation Projects), Series 1998A,
        5.8%, 1-1-2023 ........................     1,600    1,506,000


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     CALIFORNIA - 5.96%
      Foothill/Eastern Transportation Corridor Agency:
        Toll Road Refunding Revenue Bonds:
        Toll Road Revenue Bonds,
        Series 1995A,
        0.0%, 1-1-2013 (A) ....................   $11,925 $ 10,061,719
        Series 1999 Convertible Capital Appreciation Bonds:
        0.0%, 1-15-2023 (A) ...................    10,000    5,362,500
        0.0%, 1-15-2020 (A) ...................     4,000    2,170,000
      California Statewide Communities Development
        Authority, Hospital Refunding Revenue Certificates
        of Participation, Series 1993, Cedars-Sinai
        Medical Center, Inverse Floating Rate
        Security (INFLOS),
        7.17%, 11-1-2015 (B) ..................     4,000    3,610,000
      Sierra Kings Health Care District Revenue
        Bonds, Series 1996,
        6.5%, 12-1-2026 .......................     3,000    2,733,750
      Transmission Agency of Northern California,
        California-Oregon Transmission Project,
        Revenue Refunding Bonds, 1993 Series A,
        Residual Interest Bonds (RIBS),
        7.339%, 4-29-2024 (B) .................     2,500    2,284,375
      Certificates of Participation (1991 Capital
        Improvement Project), Bella Vista Water
        District (California),
        7.375%, 10-1-2017 .....................     1,500    1,590,000
      Carson Redevelopment Agency (California),
        Redevelopment Project Area No. 1,
        Tax Allocation Bonds, Series 1993B,
        6.0%, 10-1-2016 .......................     1,500    1,524,375
      Kings County Waste Management Authority,
        Solid Waste Revenue Bonds, Series 1994
        (California),
        7.2%, 10-1-2014 .......................       940    1,028,125
        Total .................................             30,364,844


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     COLORADO - 4.01%
      City and County of Denver, Colorado,
        Revenue Bonds (Jewish Community Centers
        of Denver Project), Series 1994:
        8.25%, 3-1-2024 .......................   $ 2,390 $  2,491,575
        7.875%, 3-1-2019 ......................       815      839,450
        Hospital Revenue Bonds (Steamboat Springs
        Health Care Association Project),
        Series 1999,
        5.7%, 9-15-2023 .......................     3,700    3,297,625
      Colorado Housing and Finance Authority,
        Single Family Program Bonds:
        1998 Series A-2 Senior Bonds (AMT),
        6.6%, 5-1-2028 ........................     2,500    2,634,375
        1997 Series B-2, Senior Bonds (AMT),
        7.0%, 5-1-2026 ........................     2,250    2,418,750
      Sand Creek Metropolitan District, Adams
        County and City and County of Denver,
        Colorado, General Obligation Limited
        Tax Bonds:
        Series 1998,
        6.625%, 12-1-2017 .....................     3,070    2,951,038
        Series 1997,
        7.125%, 12-1-2016 .....................     2,000    2,025,000
      City of Black Hawk, Colorado, Device Tax
        Revenue Bonds, Series 1998,
        5.625%, 12-1-2021 .....................     1,250    1,190,625
      Bachelor Gulch Metropolitan District,
        Eagle County, Colorado, General Obligation
        Bonds, Series 1996,
        7.0%, 12-1-2015 .......................     1,095    1,116,900
      Eaglebend Affordable Housing Corporation,
        Multifamily Housing Project Revenue
        Refunding Bonds, Series 1997A,
        6.45%, 7-1-2021 .......................     1,000    1,003,750


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     COLORADO (Continued)
      Mountain Village Metropolitan District, San
        Miguel County, Colorado, General
        Obligation Refunding Bonds, Series 1992,
        8.1%, 12-1-2011 .......................    $  465 $    501,619
        Total .................................             20,470,707

     CONNECTICUT - 1.88%
      Eastern Connecticut Resource Recovery
        Authority, Solid Waste Revenue Bonds
        (Wheelabrator Lisbon Project),
        Series 1993A,
        5.5%, 1-1-2014 ........................     5,250    4,895,625
      State of Connecticut Health and
        Education Facilities Authority,
        Revenue Bonds, Edgehill Issue
        Series A (Fixed Rate),
        6.875%, 7-1-2027 ......................     2,300    2,363,250
      Connecticut Development Authority, Pollution
        Control Revenue Refunding Bonds (The
        Connecticut Light and Power Company
        Project - 1993B Series),
        5.95%, 9-1-2028 .......................     2,500    2,337,500
        Total .................................              9,596,375

     DISTRICT OF COLUMBIA - 1.06%
      Certificates of Participation, Series 1993,
        District of Columbia,
        7.3%, 1-1-2013 ........................     3,000    3,225,000
      District of Columbia Revenue Bonds
        (National Public Radio Issue),
        Series 1992,
        7.625%, 1-1-2013 ......................     2,000    2,160,000
        Total .................................              5,385,000


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     FLORIDA - 4.16%
      St. Johns County Industrial Development
        Authority (Florida):
        Health Care Revenue Bonds, Tax Exempt
        Series 1997A (Bayview Project),
        7.1%, 10-1-2026 .......................   $ 4,000 $  4,255,000
        Industrial Development Revenue Bonds,
        Series 1997A (Professional Golf Hall of
        Fame Project),
        5.5%, 3-1-2017 ........................     1,000      986,250
      Lake County, Florida, Resource Recovery
        Industrial Development Refunding Revenue
        Bonds (NRG/Recovery Group Project),
        Series 1993A,
        5.95%, 10-1-2013 ......................     4,850    4,831,812
      Sanford Airport Authority (Florida),
        Industrial Development Revenue Bonds
        (Central Florida Terminals, Inc. Project):
        Series 1995A,
        7.75%, 5-1-2021 .......................     4,000    4,295,000
        Series 1995C,
        7.5%, 5-1-2021 ........................       500      531,875
      Sarasota County (Florida) Health Facilities
        Authority, Health Care Facilities Revenue
        Refunding Bonds, Series 1995 (Sarasota-
        Manatee Jewish Housing Council, Inc.
        Project),
        6.7%, 7-1-2025 ........................     3,000    3,060,000
      Dade County Industrial Development Authority,
        Industrial Development Revenue Bonds,
        Series 1995 (Miami Cerebral Palsy
        Residential Services, Inc. Project),
        8.0%, 6-1-2022 ........................     1,900    1,992,625
      City of Fort Walton Beach, First Mortgage
        Industrial Development Revenue Bonds,
        Series 1986 (Ft. Walton Beach Ventures,
        Inc. Project),
        10.5%, 12-1-2016 ......................     1,240    1,277,200
        Total .................................             21,229,762


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     GEORGIA - 1.59%
      Coffee County Hospital Authority (Georgia),
        Revenue Anticipation Certificates (Coffee
        Regional Medical Center, Inc. Project),
        Series 1997A,
        6.75%, 12-1-2016 ......................  $  5,000 $  5,075,000
      Savannah Economic Development Authority,
        First Mortgage Revenue Bonds (Senior Care
        Group, Inc. - Shadowmoss Project),
        Series 1999A,
        6.75%, 7-1-2029 .......................     3,185    3,017,788
        Total .................................              8,092,788

     HAWAII - 0.52%
      Department of Transportation of the State
        of Hawaii, Special Facility Revenue Bonds
        (Continental Airlines, Inc.), Series 1997,
        5.625%, 11-15-2027 ....................     3,000    2,651,250

     IDAHO - 0.44%
      Idaho Health Facilities Authority, Hospital
        Revenue Refunding Bonds, Series 1992
        (IHC Hospitals, Inc.), Indexed Inverse Floating
        Rate Securities (Indexed INFLOS),
        6.65%, 2-15-2021 (B) ..................     2,000    2,220,000

     ILLINOIS - 3.40%
      Illinois Health Facilities Authority:
        Revenue Refunding Bonds, Series
        1995A (Fairview Obligated Group),
        7.125%, 8-15-2017 .....................     3,525    3,736,500
        Revenue Refunding Bonds, Series 1998
        (Lifelink Corporation Obligated Group),
        5.7%, 2-15-2024 .......................     1,750    1,594,687
      City of Hillsboro, Montgomery County,
        Illinois, General Obligation Bonds
        (Alternate Revenue Source), Series 1991,
        7.5%, 12-1-2021 .......................     2,640    2,814,900
      Illinois Development Finance Authority
        Revenue Bonds, Series 1993C (Catholic
        Charities Housing Development
        Corporation Project),
        6.1%, 1-1-2020 ........................     2,500    2,471,875


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     ILLINOIS (Continued)
      Village of Lansing, Illinois, Landings
        Redevelopment Project Area, Tax Increment
        Refunding Revenue Bonds (Limited Sales
        Tax Pledge), Series 1992,
        7.0%, 12-1-2008 .......................   $ 2,000 $  2,135,000
      Village of Hodgkins, Cook County, Illinois,
        Tax Increment Revenue Refunding Bonds,
        Series 1995A,
        7.625%, 12-1-2013 .....................     1,750    1,881,250
      Village of Carol Stream, DuPage County,
        Illinois, First Mortgage Revenue
        Refunding Bonds, Series 1997 (Windsor
        Park Manor Project),
        7.0%, 12-1-2013 .......................     1,500    1,541,250
      Village of Bourbonnais, Kankakee County,
        Illinois, Sewerage Revenue Bonds,
        Series 1993,
        7.25%, 12-1-2012 ......................     1,085    1,136,538
        Total .................................             17,312,000

     INDIANA - 2.73%
      Indiana Health Facility Financing Authority:
        Hospital Revenue Bonds (Charity Obligated
        Group), Series 1999D,
        5.5%, 11-15-2024 ......................     5,000    4,706,250
        Revenue Refunding Bonds, Series 1998
        (Greenwood Village South Project),
        5.625%, 5-15-2028 .....................     4,100    3,628,500
        Hospital Revenue Refunding Bonds, Series 1996
        (Hancock Memorial Hospital and Health Services),
        6.125%, 8-15-2017 .....................     1,250    1,235,937
        Hospital Revenue Bonds, Series 1992
        (Fayette Memorial Hospital Project),
        7.2%, 10-1-2022 .......................     1,000    1,053,750
      City of Goshen, Indiana, Revenue Bonds,
        Series 1998 (Greencroft Obligated Group),
        5.75%, 8-15-2028 ......................     2,000    1,792,500
      City of Carmel, Indiana, Retirement Rental
        Housing Revenue Refunding Bonds (Beverly
        Enterprises - Indiana, Inc. Project),
        Series 1992,
        8.75%, 12-1-2008 ......................     1,400    1,513,750
        Total .................................             13,930,687


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     IOWA - 2.90%
      Iowa Finance Authority:
        Community Provider Revenue Bonds (Boys and
        Girls Home and Family Services, Inc. Project),
        Series 1998,
        6.25%, 12-1-2028 ......................   $ 4,000 $  3,715,000
        Community Rehabilitation Providers
        Revenue Bonds (Lutheran Children's Home
        Society - Bremwood Project), Series 1998,
        5.8%, 12-1-2024 .......................     1,500    1,411,875
      City of Creston, Iowa, Industrial Development
        Revenue Bonds, Series 1997A (CF Processing,
        L.C. Project),
        8.0%, 8-1-2026 ........................     5,000    5,062,500
      City of Cedar Rapids, Iowa, First Mortgage
        Revenue Bonds, Series 1998-A (Cottage Grove
        Place Project),
        5.875%, 7-1-2028 ......................     5,000    4,606,250
        Total .................................             14,795,625

     KANSAS - 3.57%
      Kansas Development Finance Authority:
        Revenue Bonds (Village Shalom Obligated Group),
        Series 1998 AA,
        5.625%, 11-15-2028 ....................     5,500    4,860,625
        Multifamily Housing Revenue Bonds, Series 1998K
        (Pioneer Olde Town Apartments Project),
        6.5%, 10-1-2030 .......................     3,200    2,972,000
        Community Provider Loan Program (Community
        Living Opportunities, Inc.), Series
        1992A Revenue Bonds,
        8.875%, 9-1-2011 ......................     2,790    2,912,063
      Certificates of Participation, Series 1998A,
        Evidencing Proportionate Interests of the
        Owners Thereof in Rental Payments to be
        Made by the City of Spring Hill, Kansas, to
        Spring Hill Golf Corporation,
        6.5%, 1-15-2028 .......................     4,000    3,650,000
      City of Prairie Village, Kansas, Revenue Bonds,
        (Claridge Court Project), Series 1993A:
        8.75%, 8-15-2023 ......................     1,000    1,111,250
        8.5%, 8-15-2004 .......................       770      854,700
      City of Wichita, Kansas, Health Care Facilities
        Refunding and Improvement Revenue Bonds,
        Series I, 1999 (Larksfield Place),
        5.875%, 5-15-2027 .....................     2,000    1,855,000
        Total .................................             18,215,638

                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     KENTUCKY - 0.91%
      Kentucky Economic Development Finance Authority,
        Health Care Facilities Revenue Bonds, Series
        1998 (The Christian Church Homes of Kentucky,
        Inc. Obligated Group),
        5.5%, 11-15-2030 ......................   $ 4,000 $  3,580,000
      County of Perry, Kentucky, Solid Waste
        Disposal Revenue Bonds (TJ International
        Project), Series 1994,
        7.0%, 6-1-2024 ........................     1,000    1,055,000
        Total .................................              4,635,000

     LOUISIANA - 1.34%
      Louisiana Public Facilities Authority:
        Revenue Bonds (Progressive Healthcare
        Providers/Louisiana, Inc. Project), Series 1998:
        6.375%, 10-1-2020 .....................     2,000    1,865,000
        6.375%, 10-1-2028 .....................     2,000    1,832,500
      Board of Commissioners of the Port of New
        Orleans, Industrial Development Revenue
        Refunding Bonds (Continental Grain Company
        Project), Series 1993,
        7.5%, 7-1-2013 ........................     2,000    1,992,500
      LaFourche Parish Home Mortgage Authority,
        Tax-Exempt Capital Appreciation Refunding
        Bonds, Series 1990-B, Class B-2,
        0.0%, 5-20-2014 .......................     3,300    1,167,375
        Total .................................              6,857,375

     MAINE - 0.55%
      Maine Veterans' Homes, Revenue Bonds,
        1995 Series,
        7.75%, 10-1-2020 ......................     2,810    2,820,537

     MARYLAND - 0.66%
      Maryland Economic Development Corporation,
        Senior Lien Revenue Bonds (Rocky Gap
        Golf Course and Hotel/Meeting Center
        Project), Series 1996 A,
        8.375%, 10-1-2009 .....................     3,250    3,347,500


                  See Notes to Schedule of Investments on page 25.

(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     MASSACHUSETTS - 6.38%
      Massachusetts Industrial Finance Agency:
        First Mortgage Revenue Bonds, Reeds
        Landing Project, Series 1993,
        8.625%, 10-1-2023 .....................   $ 9,945 $ 10,976,794
        Resource Recovery Revenue Bonds (SEMASS
        Project), Series 1991B,
        9.25%, 7-1-2015 .......................     5,000    5,456,250
        Resource Recovery Revenue Refunding Bonds
        (Ogden Haverhill Project),
        Series 1998A Bonds,
        5.6%, 12-1-2019 .......................     2,500    2,384,375
        Revenue Bonds, Beaver Country Day School
        Issue, Series 1992, Subseries A,
        8.1%, 3-1-2008 ........................     1,320    1,359,600
      Massachusetts Municipal Wholesale Electric
        Company, Power Supply System Revenue Bonds,
        1993 Series A, Inverse Floating Rate
        Security (INFLOS),
        7.17%, 7-1-2018 (B) ...................     8,000    7,310,000
      Massachusetts Health and Educational
        Facilities Authority, Revenue Bonds,
        Beth Israel Hospital Issue, Series G-4,
        Inverse Floating Rate Securities (INFLOS),
        8.674%, 7-1-2025 (B) ..................     5,000    5,037,500
        Total .................................             32,524,519

     MINNESOTA - 0.87%
      City of Victoria, Minnesota, Private School
        Facility Revenue Bonds (Holy Family Catholic
        High School Project), Series 1999A,
        5.85%, 9-1-2024 .......................     3,200    3,052,000
      City of Coon Rapids, Minnesota, Multifamily
        Housing Revenue Bonds (Wedum Redwood
        Terrace, LLC Project), Series 1999A,
        6.375%, 11-1-2029 .....................     1,450    1,402,875
        Total .................................              4,454,875

     MISSISSIPPI - 0.43%
      Lowndes County, Mississippi, Solid Waste
        Disposal and Pollution Control Refunding
        Revenue Bonds (Weyerhaeuser Company
        Project), Series 1992B, Indexed Inverse
        Floating/Fixed Term Bonds,
        6.7%, 4-1-2022 ........................     2,000    2,195,000


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     MISSOURI - 5.54%
      State Environmental Improvement and Energy
        Resources Authority (State of Missouri),
        Water Facilities Revenue Bonds
        (Tri-County Water Authority Project),
        Series 1992:
        8.75%, 4-1-2022 .......................   $ 4,340 $  4,860,800
        8.25%, 4-1-2002 .......................       345      363,113
      The Industrial Development Authority of the
        City of Kansas City, Missouri:
        Revenue Bonds (The Bishop Spencer Place,
        Incorporated Project), Series 1994,
        8.0%, 9-1-2016 ........................     2,965    3,168,844
        Multifamily Housing Revenue Bonds (Village
        Green Apartments Project), Series 1998,
        6.25%, 4-1-2030 .......................     1,750    1,634,062
      The Industrial Development Authority of the
        City of Bridgeton, Missouri, Senior Housing
        Revenue Bonds (The Sarah Community Project),
        Series 1998,
        5.9%, 5-1-2028 ........................     5,000    4,631,250
      Missouri Housing Development Commission,
        Multifamily Housing Revenue Bonds (The Mansion
        Apartments Phase II Project), Series 1999,
        6.17%, 10-1-2032 ......................     3,915    3,645,844
      Tax Increment Financing Commission of Kansas City,
        Missouri, Tax Increment Refunding and Improvement
        Revenue Bonds (Briarcliff West Project),
        Series 1999,
        6.0%, 8-1-2021 ........................     2,250    2,134,688
      The Industrial Development Authority of
        St. Joseph, Missouri, Multifamily Housing
        Revenue Bonds (Hillcrest Village Apartments
        Project), Series 1998A,
        6.375%, 9-1-2028 ......................     2,250    2,089,687
      The City of Lake Saint Louis, Missouri,
        Public Facilities Authority, Certificates
        of Participation (Municipal Golf Course
        Project), Series 1993,
        7.55%, 12-1-2014 ......................     2,000    2,155,000


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     MISSOURI (Continued)
      The Industrial Development Authority of
        the City of St. Louis, Missouri,
        Industrial Revenue Refunding Bonds
        (Kiel Center Multipurpose Arena Project),
        Series 1992,
        7.75%, 12-1-2013 ......................   $ 1,500 $  1,599,375
      The Industrial Development Authority of the
        City of Springfield, Missouri,
        Industrial Development Refunding Revenue
        Bonds (Health Care Realty of Springfield,
        Ltd. Project), Series 1988,
        10.25%, 12-1-2010 .....................     1,015    1,022,856
      The Industrial Development Authority of
        Callaway County, Missouri, Industrial
        Development Revenue Bonds (A.P. Green
        Refractories Co. Project), Series 1984,
        8.6%, 11-1-2014 .......................       900      949,221
        Total .................................             28,254,740

     NEVADA - 0.52%
      Reno-Sparks Convention & Visitors Authority,
        Nevada, Limited Obligation Medium-Term
        Refunding Bonds, Series November 1, 1996,
        6.0%, 11-1-2006 .......................     2,640    2,636,700

     NEW HAMPSHIRE - 1.11%
      State of New Hampshire, Turnpike System Revenue
        Bonds, 1994 Series C, Residual Interest Bonds (RIBS),
        6.351%, 2-1-2024 (B) ..................     5,600    4,676,000
      Lisbon Regional School District, New
        Hampshire, General Obligation Capital
        Appreciation School Bonds,
        0.0%, 2-1-2013 ........................     1,500      965,625
        Total .................................              5,641,625


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     NEW JERSEY - 1.88%
        First Mortgage Revenue Fixed Rate Bonds
        (Winchester Gardens at Ward Homestead
        Project) Series 1996A,
        8.625%, 11-1-2025 .....................   $ 3,000 $  3,348,750
      New Jersey Economic Development Authority:
        Senior Mortgage Revenue and Revenue Refunding
        Bonds (Arbor Glen of Bridgewater Project),
        Series 1998A,
        6.0%, 5-15-2028 .......................     3,250    3,050,938
        Economic Development Bonds, Kapkowski
        Road Landfill Reclamation Improvement
        District Project (City of Elizabeth),
        Series 1998A:
        6.375%, 4-1-2018 ......................     2,385    2,390,962
        0.0%, 4-1-2011 ........................     1,740      819,975
        Total .................................              9,610,625

     NEW MEXICO - 0.71%
      City of Santa Fe, New Mexico, Industrial Revenue
        Housing Refunding Bonds (Ponce de Leon Limited
        Partnership Project), Series 1995,
        7.25%, 12-1-2005 ......................     3,500    3,644,375

     NEW YORK - 1.37%
      Tompkins County Industrial Development
        Agency, Life Care Community Revenue Bonds,
        1994 (Kendal at Ithaca, Inc. Project),
        7.875%, 6-1-2024 ......................     4,035    4,251,881
      New York City Municipal Water Finance Authority,
        Water and Sewer System Revenue Bonds, Inverse
        Rate Securities, Fiscal 1994 Series E,
        7.06%, 6-15-2012 (B) ..................     2,750    2,732,813
        Total..................................              6,984,694

     NORTH CAROLINA - 0.94%
      City of Charlotte, North Carolina, Charlotte/
        Douglas International Airport, Special
        Facility Refunding Revenue Bonds, Series 1998
        (US Airways, Inc. Project),
        5.6%, 7-1-2027 ........................     3,075    2,609,906
      City of Durham, North Carolina, Multifamily
        Housing Revenue Bonds (Ivy Commons Project),
        Series 1997,
        8.0%, 3-1-2029 ........................     2,250    2,193,750
        Total .................................              4,803,656


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     NORTH DAKOTA - 0.66%
      City of Grand Forks, North Dakota, Senior
        Housing Revenue Bonds (4000 Valley
        Square Project), Series 1997:
        6.25%, 12-1-2034 ......................   $ 2,000 $  1,917,500
        6.375%, 12-1-2034 .....................     1,500    1,445,625
        Total .................................              3,363,125

     OHIO - 1.85%
      Ohio Water Development Authority, State of
        Ohio, Solid Waste Disposal Revenue Bonds
        (Bay Shore Power Project), Tax-Exempt
        Series 1998 A,
        5.875%, 9-1-2020 ......................     6,000    5,677,500
      City of Toledo, Ohio, Multifamily Housing
        Mortgage Revenue Bonds, Series 1998-A
        (Hillcrest Apartments Project),
        6.125%, 12-1-2029 .....................     4,000    3,750,000
        Total .................................              9,427,500

     OKLAHOMA - 2.57%
      Bixby Public Works Authority, Utility
        System Revenue Bonds, Refunding
        Series 1994,
        7.25%, 11-1-2019 ......................     2,685    2,809,181
      The Clinton Public Works Authority,
        Refunding and Improvement Revenue
        Bonds, Series 1994,
        6.25%, 1-1-2019 .......................     2,575    2,652,250
      Oklahoma County Industrial Authority,
        Industrial Development Revenue Bonds:
        1986 Series A (Westlake Nursing Center
        Project):
        10.25%, 9-1-2016 ......................       905      919,616
        10.125%, 9-1-2006 .....................       430      436,979
        1986 Series B (Choctaw Nursing
        Center Project):
        10.25%, 9-1-2016 (C) ..................     1,230      713,400
        10.125%, 9-1-2006 (C) .................       525      304,500
      The Broken Arrow Public Golf Authority
        (Broken Arrow, Oklahoma), Recreational
        Facilities Revenue Bonds, Series 1995,
        7.25%, 8-1-2020 .......................     2,025    2,068,031


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     OKLAHOMA (Continued)
      Trustees of the Oklahoma Ordnance Works
        Authority, Industrial Development Revenue
        Refunding Bonds (A.P. Green Industries,
        Inc. Project), Series 1992,
        8.5%, 5-1-2008 ........................   $ 1,600 $  1,706,000
      The Guthrie Public Works Authority
        (Guthrie, Oklahoma), Utility System
        Revenue Bonds, Series 1994A,
        6.75%, 9-1-2019 .......................     1,415    1,476,906
        Total .................................             13,086,863

     OREGON - 2.21%
      Klamath Falls Intercommunity Hospital
        Authority, Gross Revenue Bonds,
        Series 1994 (Merle West Medical Center
        Project),
        7.1%, 9-1-2024 ........................     3,500    3,692,500
      City of Klamath Falls, Oregon, Tax-Exempt
        Senior Lien Electric Revenue Refunding
        Bonds (Klamath Cogeneration Project),
        Series 1999,
        6.0%, 1-1-2025 ........................     3,000    2,838,750
      Myrtle Creek Building Authority, Gross
        Revenue Bonds, Series 1996A (Myrtle Creek
        Golf Course Project),
        8.0%, 6-1-2021 (C) ....................     3,000    2,550,000
      Hospital Facility Authority of Clackamas
        County, Oregon, Senior Living Facility
        Revenue Bonds (Mary's Woods at Marylhurst,
        Inc. Project), Series 1999A Fixed Rate
        Revenue Bonds,
        6.625%, 5-15-2029 .....................     2,250    2,196,563
        Total .................................             11,277,813

     PENNSYLVANIA - 5.38%
      Monroeville Hospital Authority, Hospital
        Revenue Bonds, Series of 1992 (Forbes
        Health System):
        7.0%, 10-1-2013 .......................     3,630    3,593,700
        6.25%, 10-1-2015 ......................     2,110    2,065,163
      Delaware County Authority (Pennsylvania),
        First Mortgage Revenue Bonds
        (Riddle Village Project),
        Series 1994,
        8.25%, 6-1-2022 .......................     4,000    4,675,000


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     PENNSYLVANIA (Continued)
      Pennsylvania Higher Educational Facilities
        Authority (Commonwealth of Pennsylvania),
        Revenue Bonds (Allegheny General Hospital),
        1991 Series A,
        7.125%, 9-1-2007 ......................   $ 3,670 $  3,647,062
      Philadelphia Authority for Industrial
        Development, Commercial Development Revenue
        Refunding Bonds (Doubletree Guest Suites
        Project), Series 1997A,
        6.5%, 10-1-2027........................     3,500    3,543,750
      Clearfield Hospital Authority, Hospital
        Revenue and Refunding Bonds (Clearfield
        Hospital Project), Series 1994,
        6.875%, 6-1-2016 ......................     3,350    3,458,875
      Allentown Area Hospital Authority, Hospital
        Revenue Bonds (Sacred Heart Hospital of
        Allentown), Series A of 1993,
        6.75%, 11-15-2014 .....................     2,865    3,004,669
      Susquehanna Area Regional Airport Authority,
        Airport Facilities Revenue Bonds (Aero
        Harrisburg, LLC Project), Series 1999,
        5.5%, 1-1-2024 ........................     2,000    1,760,000
      South Wayne County Water and Sewer Authority
        (Wayne County, Pennsylvania), Sewer Revenue
        Bonds, Series of 1992,
        8.2%, 4-15-2013 .......................     1,665    1,698,300
        Total .................................             27,446,519

     RHODE ISLAND - 0.41%
      City of Providence, Rhode Island, Special
        Obligation Tax Increment Bonds, Series D,
        6.65%, 6-1-2016 .......................     2,000    2,067,500

     SOUTH CAROLINA - 2.95%
      South Carolina Jobs - Economic Development Authority,
        Solid Waste Recycling Facilities Revenue Bonds
        (Santee River Rubber Project):
        Tax-Exempt Series 1998A,
        8.0%, 12-1-2014 .......................     4,000    3,825,000
        Tax-Exempt Series 1998B,
        9.0%, 12-1-2011 .......................     2,460    2,460,000


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     SOUTH CAROLINA (Continued)
      Connector 2000 Association, Inc., Toll Road
        Revenue Bonds (Southern Connector Project,
        Greenville, South Carolina):
        Senior Capital Appreciation Bonds, Series 1998B:
        0.0%, 1-1-2035 ........................   $17,000 $  1,508,750
        0.0%, 1-1-2036 ........................    11,000      907,500
        Senior Current Interest Bonds, Series 1998A,
        5.25%, 1-1-2023 .......................     2,000    1,735,000
      McCormick County, South Carolina, Hospital
        Facilities Revenue Refunding and Improvement
        Bonds, Series 1997 (McCormick Health Care
        Center Project),
        7.0%, 3-1-2018 ........................     2,530    2,485,725
      South Carolina State Housing, Finance
        and Development Authority, Multifamily
        Housing Mortgage Revenue Bonds (United
        Dominion-Plum Chase), Series 1991,
        8.5%, 10-1-2021 .......................     2,000    2,117,500
        Total .................................             15,039,475

     SOUTH DAKOTA - 0.41%
      South Dakota Health and Educational
        Facilities Authority, Refunding Revenue
        Bonds (Westhills Village Retirement
        Community Issue), Series 1993,
        7.25%, 9-1-2013 .......................     2,000    2,077,500

     TENNESSEE - 0.68%
      The Health and Educational Facilities
        Board of the City of Crossville, Tennessee,
        Hospital Revenue Improvement Bonds,
        Series 1992 (Cumberland Medical Center),
        6.75%, 11-1-2012 ......................     2,000    2,075,000
      Upper Cumberland Gas Utility District
        (of Cumberland County, Tennessee),
        Gas System Revenue Bonds, Series 1996,
        7.0%, 3-1-2016 ........................     1,400    1,408,750
        Total .................................              3,483,750

     TEXAS - 5.26%
      AllianceAirport Authority, Inc., Special
        Facilities Revenue Bonds:
        Series 1991 (American Airlines, Inc. Project),
        7.0%, 12-1-2011 .......................     4,700    5,181,750
        Series 1996 (Federal Express Corporation Project),
        6.375%, 4-1-2021 ......................     4,000    4,035,000

                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     TEXAS (Continued)
      Lubbock Health Facilities Development Corporation,
        Fixed Rate First Mortgage Revenue Bonds
        (Carillon, Inc. Project), Series 1999A,
        6.5%, 7-1-2019 ........................   $ 6,000 $  5,737,500
      Gulf Coast Waste Disposal Authority, Waste
        Disposal Revenue Bonds (Valero Energy
        Corporation Project):
        Series 1998,
        5.6%, 4-1-2032 ........................     3,490    3,097,375
        Series 1999,
        5.7%, 4-1-2032 ........................     2,000    1,802,500
      Alvarado Industrial Development Corporation,
        Industrial Development Revenue Bonds
        (Rich-Mix Products of Texas, Inc. Project),
        Series 1996,
        7.75%, 3-1-2010 .......................     2,795    2,774,038
      City of Houston, Housing Corporation
        No. 1, First Lien Revenue Refunding
        Bonds, Series 1996 (6800 Long Drive
        Apartments - Section 8 New Construction
        Program), Houston, Texas,
        6.625%, 2-1-2020 ......................     2,305    2,264,662
      City of Houston, Texas, Airport System
        Special Facilities Revenue Bonds
        (Continental Airlines, Inc. Terminal
        Improvement Projects), Series 1997B,
        6.125%, 7-15-2017 .....................     2,000    1,937,500
        Total .................................             26,830,325

     UTAH - 4.86%
      Tooele County, Utah, Hazardous Waste
        Treatment Revenue Bonds (Union Pacific
        Corporation/USPCI, Inc. Project),
        Series A,
        5.7%, 11-1-2026 .......................    17,000   15,512,500
      Intermountain Power Agency, Power Supply
        Revenue Refunding Bonds, 1993 Series A,
        Inverse Floating Rate Securities (INFLOS),
        7.266%, 7-1-2021 (B) ..................     5,950    5,481,437
      Utah Housing Finance Agency, Revenue Bonds
        (RHA Community Services of Utah, Inc.
        Project), Series 1997A,
        6.875%, 7-1-2027 ......................     2,440    2,446,100


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     UTAH (Continued)
      Carbon County, Utah, Solid Waste Disposal
        Refunding Revenue Bonds (Sunnyside Cogeneration
        Project and Sunnyside Generation, LLC):
        Series 1999A,
        7.1%, 8-15-2023 .......................   $ 1,270 $  1,270,000
        Series 1999B,
        0.0%, 8-15-2024 .......................       390       64,350
        Total .................................             24,774,387

     VERMONT - 2.07%
      Vermont Industrial Development Authority,
        Mortgage Revenue Bonds, Wake Robin
        Corporation Project, Series 1993A:
        8.75%, 4-1-2023 .......................     4,465    5,173,819
        8.75%, 3-1-2023 .......................     2,500    2,896,875
      Vermont Economic Development Authority,
        Mortgage Revenue Bonds, Wake Robin
        Corporation Project, Series 1999A,
        6.3%, 3-1-2033 ........................     2,500    2,493,750
        Total .................................             10,564,444

     VIRGINIA - 2.77%
      Peninsula Ports Authority of Virginia,
        Port Facility Refunding Revenue Bonds
        (Ziegler Coal Project), Series 1997 (Non-AMT),
        6.9%, 5-2-2022 ........................     5,000    4,862,500
      Norfolk Redevelopment and Housing Authority,
        Multifamily Rental Housing Facility
        Revenue Bonds, Series 1996 (1016 Limited
        Partnership-Sussex Apartments Project),
        8.0%, 9-1-2026 ........................     3,495    3,490,631
      Fairfax County Redevelopment and Housing
        Authority, Multifamily Housing Revenue
        Refunding Bonds (Burke Shire Commons
        Apartments Project), Series 1996,
        7.6%, 10-1-2036 .......................     3,000    2,985,000
      Pocahontas Parkway Association, Route 895
        Connector, Toll Road Revenue Bonds, Senior
        Capital Appreciation Bonds, Series 1998B,
        0.0%, 8-15-2018 .......................     9,000    2,778,750
        Total .................................             14,116,881


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL BONDS (Continued)
     WASHINGTON - 0.95%
      Port of Anacortes, Washington, Revenue and
        Refunding Bonds, 1998 Series A (AMT),
        5.625%, 9-1-2016 ......................   $ 3,790 $  3,562,600
      Housing Authority of the City of Seattle,
        Low-Income Housing Assistance Revenue
        Bonds, 1995 (GNMA Collateralized Mortgage
        Loan - Kin On Project),
        7.4%, 11-20-2036 ......................     1,142    1,279,040
        Total .................................              4,841,640

     WEST VIRGINIA - 0.31%
      Upshur County, West Virginia, Solid Waste
        Disposal Revenue Bonds (TJ International
        Project), Series 1995,
        7.0%, 7-15-2025 .......................     1,500    1,586,250

     WISCONSIN - 2.06%
      Wisconsin Health and Educational Facilities
        Authority, Revenue Bonds, Series 1995:
        National Regency of New Berlin, Inc.
        Project,
        8.0%, 8-15-2025 .......................     4,480    4,894,400
        Hess Memorial Hospital Association, Inc.
        Project,
        7.75%, 11-1-2015 ......................     3,400    3,740,000
      City of Superior, Wisconsin, Water Supply
        Facilities Revenue Refunding Bonds
        (Superior Water, Light and Power Company
        Project), Series 1996,
        6.125%, 11-1-2021 .....................     1,910    1,845,537
        Total .................................             10,479,937

     TOTAL MUNICIPAL BONDS - 93.43%                       $476,365,586
      (Cost: $477,745,976)

     TOTAL SHORT-TERM SECURITIES - 4.98%                  $ 25,383,451
      (Cost: $25,383,451)

     TOTAL INVESTMENT SECURITIES - 98.41%                 $501,749,037
      (Cost: $503,129,427)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.59%       8,118,011

     NET ASSETS - 100.00%                                 $509,867,048


                  See Notes to Schedule of Investments on page 25.


(PAGE)
     THE INVESTMENTS OF     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     SEPTEMBER 30, 1999


     Notes to Schedule of Investments

     (A) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

     (B) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 1999.

     (C) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.


(PAGE)
     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     STATEMENT OF ASSETS AND LIABILITIES
     SEPTEMBER 30, 1999
     (In Thousands, Except for Per Share and Share Amounts)

     Assets
      Investment securities - at value
        (Notes 1 and 3) .................................     $501,749
      Cash  .............................................          221
      Receivables:
        Interest ........................................        8,530
        Fund shares sold ................................        1,314
        Investment securities sold ......................          997
      Prepaid insurance premium  ........................           11
                                                              --------
         Total assets  ..................................      512,822
                                                              --------
     Liabilities
      Payable to Fund shareholders  .....................        2,474
      Dividends payable  ................................          302
      Accrued service fee (Note 2)  .....................           97
      Accrued transfer agency and dividend
        disbursing (Note 2) .............................           55
      Accrued distribution fee (Note 2)  ................            7
      Accrued management fee (Note 2)  ..................            7
      Accrued accounting services fee (Note 2)  .........            5
      Other  ............................................            8
                                                              --------
         Total liabilities  .............................        2,955
                                                              --------
           Total net assets .............................     $509,867
                                                              ========
     Net Assets
      $1.00 par value capital stock
        Capital stock ...................................     $ 98,306
        Additional paid-in capital ......................      412,960
      Accumulated undistributed income (loss):
        Distribution in excess of net realized
         gain on investment transactions  ...............          (19)
        Net unrealized depreciation in value of
         investments  ...................................       (1,380)
                                                              --------
         Net assets applicable to outstanding
           units of capital .............................     $509,867
                                                              ========
     Net asset value per share (net assets divided
      by shares outstanding)
      Class A  ..........................................        $5.19
      Class Y  ..........................................        $5.19
     Capital shares outstanding
      Class A  ..........................................   98,305,330
      Class Y  ..........................................          377
     Capital shares authorized ..........................  300,000,000


                         See notes to financial statements.


(PAGE)
     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     STATEMENT OF OPERATIONS
     For the Fiscal Year Ended SEPTEMBER 30, 1999
     (In Thousands)

     Investment Income
      Interest and amortization (Note 1B)  ..............      $33,977
                                                               -------
      Expenses (Note 2):
        Investment management fee .......................        2,626
        Service fee - Class A ...........................        1,115
        Transfer agency and dividend disbursing - Class A          481
        Distribution fee - Class A ......................           78
        Accounting services fee .........................           60
        Custodian fees ..................................           24
        Audit fees ......................................           17
        Legal fees ......................................            9
        Other ...........................................          169
                                                               -------
         Total expenses  ................................        4,579
                                                               -------
           Net investment income ........................       29,398
                                                               -------
     Realized and Unrealized Gain (Loss) on Investments
      (Notes 1 and 3)
      Realized net gain on investments  .................          721
      Unrealized depreciation in value of
        investments during the period ...................      (37,310)
                                                               -------
        Net loss on investments .........................      (36,589)
                                                               -------
         Net decrease in net assets resulting
           from operations ..............................      $(7,191)
                                                               =======


                         See notes to financial statements.


(PAGE)
     UNITED MUNICIPAL HIGH INCOME FUND, INC.
     STATEMENT OF CHANGES IN NET ASSETS
     (Dollars In Thousands)
                                                For the fiscal year
                                                 ended September 30,
                                           -----------------------------
                                                 1999             1998
     Increase (Decrease) in Net Assets     --------------   ------------
      Operations:
        Net investment income ...............     $29,398     $ 28,519
        Realized net gain on investments ....         721       12,638
        Unrealized appreciation (depreciation)    (37,310)       5,793
                                                 --------     --------
         Net increase (decrease) in net assets
           resulting from operations ........      (7,191)      46,950
                                                 --------     --------
      Distributions to shareholders (Note 1D):*
        From net investment income:
         Class A  ...........................     (29,398)     (28,519)
         Class Y**  .........................         ---          ---
        From realized net gains on investment
         transactions:
         Class A  ...........................     (12,257)      (6,027)
         Class Y**  .........................         ---          ---
        In excess of realized capital gains:
         Class A  ...........................         (19)         ---
         Class Y**  .........................         ---          ---
                                                 --------     --------
                                                  (41,674)     (34,546)
                                                 --------     --------
      Capital share transactions:
        Proceeds from sale of shares:
         Class A (12,671,972 and 11,013,539
           shares, respectively) ............      69,498       62,198
         Class Y (354 and 3,493 shares,
           respectively) ....................           2           20
        Proceeds from reinvestment of dividends
         and/or capital gains distribution:
         Class A (6,355,577 and 4,977,786
           shares, respectively) ............      34,776       27,654
         Class Y (23 and 15 shares,
           respectively)** ..................         ---          ---
        Payments for shares redeemed:
         Class A (12,422,841 and 9,576,509
           shares, respectively) ............     (67,739)     (53,817)
         Class Y (0 and 3,508 shares,
           respectively) ....................         ---         (20)
                                                 --------     --------
           Net increase in net assets resulting
            from capital share transactions        36,537       36,035
                                                 --------     --------
            Total increase (decrease)  ......     (12,328)      48,439
     Net Assets
      Beginning of period  ..................     522,195      473,756
                                                 --------     --------
      End of period  ........................    $509,867      522,195
                                                 ========     ========
        Undistributed net investment income .        $---         $---
                                                     ====         ====
      *See "Financial Highlights" on pages 29 - 30.
     **Amounts not shown due to rounding.
                         See notes to financial statements.
(PAGE)
     UNITED MUNICIPAL HIGH INCOME FUND, INC.     FINANCIAL HIGHLIGHTS
     Class A Shares
     For a Share of Capital Stock Outstanding
     Throughout Each Period:
                                       For the fiscal year ended
                                              September 30,
                                  ------------------------------------
                                    1999   1998    1997   1996    1995
                                 ------- ------  ------ ------  ------
     Net asset value,
      beginning of
      period  ...........          $5.69  $5.55   $5.31  $5.27   $5.12
                                   -----  -----   -----  -----   -----
     Income from investment
      operations:
      Net investment
        income...........           0.31   0.32    0.34   0.34    0.35
      Net realized and
        unrealized gain
        (loss) on
        investments .....          (0.37)  0.21    0.25   0.04    0.17
                                   -----  -----   -----  -----   -----
     Total from investment
      operations  .......          (0.06)  0.53    0.59   0.38    0.52
                                   -----  -----   -----  -----   -----
     Less distributions:
      Declared from net
        investment income          (0.31) (0.32)  (0.34) (0.34)  (0.35)
      From capital gains           (0.13) (0.07)  (0.01) (0.00)  (0.00)
      In excess of capital
        gains* ..........          (0.00) (0.00)  (0.00) (0.00)  (0.02)
                                   -----  -----   -----  -----   -----
     Total distributions.          (0.44) (0.39)  (0.35) (0.34)  (0.37)
                                   -----  -----   -----  -----   -----
     Net asset value, end
      of period  ........          $5.19  $5.69   $5.55  $5.31   $5.27
                                   =====  =====   =====  =====   =====
     Total return** .....          -1.22%  9.88%  11.45%  7.40%  10.63%
     Net assets, end
      of period (in
      millions) .........           $510   $522    $474   $400    $383
     Ratio of expenses to
      average net
      assets  ...........           0.87%  0.82%   0.78%  0.81%   0.76%
     Ratio of net investment
      income to average
      net assets  .......           5.59%  5.72%   6.19%  6.41%   6.75%
     Portfolio turnover
      rate  .............          26.83% 35.16%  19.47% 26.91%  19.07%

      *Amount in 1999 not shown due to rounding.
     **Total return calculated without taking into account the sales load deducted on an initial purchase.

                         See notes to financial statements.


(PAGE)
     UNITED MUNICIPAL HIGH INCOME FUND, INC.     FINANCIAL HIGHLIGHTS
     Class Y Shares
     For a Share of Capital Stock Outstanding
     Throughout Each Period:

                         For the period       For the period
                         from 12/30/98*       from 7/1/98*
                         to 9/30/99           to 8/25/98
                         -------------------  -------------------
     Net asset value,
      beginning of
      period  ...........          $5.65      $5.64
                                   -----      -----
     Income from investment
      operations:
      Net investment
        income...........           0.24       0.05
      Net realized and
        unrealized gain (loss)
        on investments ..          (0.33)      0.01
                                   -----      -----
     Total from investment
      operations  .......          (0.09)      0.06
        .................          -----      -----
     Less distributions:
      Declared from net
        investment income          (0.24)     (0.05)
      From capital gains           (0.13)     (0.00)
      In excess of capital
        gains** .........          (0.00)     (0.00)
                                   -----      -----
     Total distributions           (0.37)     (0.05)
                                   -----      -----
     Net asset value, end
      of period  ........          $5.19      $5.65
                                   =====      =====
     Total return .......          -1.53%      1.07%
     Net assets, end
      of period (000
      omitted) ..........             $2         $0
     Ratio of expenses to
      average net
      assets  ...........           0.80%***   0.61%***
     Ratio of net investment
      income to average
      net assets  .......           5.68%***   5.99%***
     Portfolio turnover
      rate  .............          26.83%**** 35.16%***
        *Class Y shares commenced operations on July 1, 1998 and     continued
         operations until August 25, 1998 when all outstanding Class Y shares were redeemed at the ending net asset value shown in the table. Operations recommenced on December 30, 1998.
       **Amount in 1999 not shown due to rounding.
      ***Annualized.
     ****For the fiscal year ended September 30, 1999.
                         See notes to financial statements.


(PAGE)
     UNITED MUNICIPAL HIGH INCOME FUND, INC.     NOTES TO FINANCIAL STATEMENTS
     SEPTEMBER 30, 1999

     NOTE 1 -- Significant Accounting Policies

          United Municipal High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek to provide a high level of income which is not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

     B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

     C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

     D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

          The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     NOTE 2 -- Investment Management and Payments to Affiliated Persons

          The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. As of June 30, 1999, the fee is payable by the Fund at the annual rate of 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion. Prior to June 30, 1999, the fee consisted of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .10% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays the fee daily.

          Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

          The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                               Accounting Services Fee
                       Average
                    Net Asset Level           Annual Fee
               (all dollars in millions) Rate for Each Level
               ------------------------- -------------------
                From $    0 to $   10           $      0
                From $   10 to $   25           $ 10,000
                From $   25 to $   50           $ 20,000
                From $   50 to $  100           $ 30,000
                From $  100 to $  200           $ 40,000
                From $  200 to $  350           $ 50,000
                From $  350 to $  550           $ 60,000
                From $  550 to $  750           $ 70,000
                From $  750 to $1,000           $ 85,000
                     $1,000 and Over            $100,000

          The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares was paid in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

          As principal underwriter for the Fund's shares, W&R received gross sales commissions (which are not an expense of the Fund) of $1,439,099, out of which W&R paid sales commissions of $820,399 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

          Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

           The Fund paid Directors' fees of $20,095, which are included in other expenses.

          W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

     NOTE 3 -- Investment Security Transactions

          Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $144,206,857, while proceeds from maturities and sales aggregated $137,546,936. Purchases of short-term securities aggregated $463,351,846, while proceeds from maturities and sales aggregated $446,356,030. No U.S. Government securities were bought or sold during the period ended September 30, 1999.

          For Federal income tax purposes, cost of investments owned at September 30, 1999 was $503,242,234, resulting in net unrealized depreciation of $1,493,197, of which $14,858,737 related to appreciated securities and $16,351,934 related to depreciated securities.

     NOTE 4 -- Federal Income Tax Matters

          For Federal income tax purposes, the Fund realized capital gain net income of $720,801 during its fiscal year ended September 30, 1999, of which a portion was paid to shareholders during the period ended September 30, 1999. Remaining capital gain net income will be distributed to the Fund's shareholders.

     NOTE 5 -- Multiclass Operations

          The Fund is authorized to offer four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Only Class A and Class Y shares were issued during the six months ended September 30, 1999. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

          Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.


(PAGE)
     INDEPENDENT AUDITORS' REPORT
     The Board of Directors and Shareholders,
     United Municipal High Income Fund, Inc.:


     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Municipal High Income Fund, Inc. (the "Fund") as of September 30, 1999, and the related statement of operations for the fiscal year then ended, the statements of changes in net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of United Municipal High Income Fund, Inc. as of September 30, 1999, the results of its operations for the fiscal year then ended, the changes in its net assets for each of the two fiscal years in the period then ended, and the financial highlights for each of the five fiscal years in the period then ended in conformity with generally accepted accounting principles.




     Deloitte & Touche LLP
     Kansas City, Missouri
     November 5, 1999


(PAGE)
     INCOME TAX INFORMATION

     Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business. Dividends are paid monthly.

     Exempt Interest Dividends - The exempt interest portion of dividends paid represents the distribution of state and municipal bond interest and is exempt from Federal income taxation.

     The table below shows the taxability of dividends paid during the fiscal year ended September 30, 1999:

                              PERCENTAGE OF AMOUNTS PAID REPORTABLE AS:
                             ------------------------------------------------
                            For Individuals               For Corporations
             ----------------------------------------------------------------
             RecordOrdinaryLong-Term  Exempt    Non- Long-Term     Exempt
              Date  IncomeCapital GainInterestQualifyingCapital GainInterest
           ------------------------------------------------------------------
                                       Class A
             October
               through
               December
               1998   1.4940%   ---%  98.5060% 1.4940%     ---%98.5060%
             December
               1998   1.0643%98.9357%     ---% 1.0643% 98.9357%    ---%
             January
               through
               September
               1999   1.4621%   ---%  98.5379% 1.4621%     ---%98.5379%

                                       Class Y
             October
               through
               December
               1998   1.4940%   ---%  98.5060% 1.4940%     ---%98.5060%
             December
               1998   1.0643%98.9357%     ---% 1.0643% 98.9357%    ---%
             January
               through
               September
               1999   1.4621%   ---%  98.5379% 1.4621%     ---%98.5379%

     NON-QUALIFYING DIVIDENDS -- The non-qualifying portion of distributions represents the taxable portion of dividends paid and does not qualify for the dividends received deduction for corporations.

     The actual taxable amounts of dividends will be reported to you on Form 1099-DIV after the close of the applicable calendar year.

     Income from the Fund may be subject to the alternative minimum tax. Shareholders are advised to consult with their tax advisors concerning the tax treatment of dividends and distributions from the Fund.


(PAGE)
     Shareholder Meeting Results

     A special meeting of United Municipal High Income Fund, Inc. was held on June 22, 1999. The matters voted upon by the shareholders and the resulting votes for each matter are presented below.

     Item 1.        To elect the Board of Directors:

                                                        Broker
                                     For    Withhold   Non-Votes*
     J. Concannon             50,656,926   1,883,744       0
     J. Dillingham            50,626,170   1,914,500       0
     D. Gardner               50,552,063   1,988,607       0
     L. Graves                50,636,774   1,903,896       0
     J. Harroz Jr.            50,504,264   2,036,406       0
     J. Hayes                 50,487,526   2,053,144       0
     R. Hechler               50,579,500   1,961,170       0
     H. Herrmann              50,615,666   1,925,004       0
     G. Johnson               50,502,659   2,038,011       0
     W. Morgan                50,580,174   1,960,496       0
     R. Reimer                50,526,033   2,014,637       0
     F. Ross                  50,652,558   1,888,112       0
     E. Schwartz              50,618,398   1,922,272       0
     K. Tucker                50,643,661   1,897,009       0
     F. Vogel                 50,651,900   1,888,770       0

     Item 2. To ratify the selection of Deloitte & Touche LLP as the Fund's independent accountants for its current fiscal year:

                                                        Broker
                        For      Against     Abstain   Non-Votes*
                 49,861,971      366,206   2,312,493       0

     Item 3. To approve or disapprove the amendment to the Fund's investment management agreement with Waddell & Reed Investment Management Company:

                                                         Broker
                        For      Against     Abstain   Non-Votes*
                 46,806,690    2,782,978   2,802,888    148,114

     Item 5. To approve or disapprove the Fund's Articles of Incorporation to change the par value of Fund shares to $0.001:

                                                         Broker
                        For      Against     Abstain   Non-Votes*
                 46,426,861    1,581,863   4,531,946       0

     *Broker Non-Votes are proxies received by the Fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.


(PAGE)
     DIRECTORS
     Keith A. Tucker, Overland Park, Kansas, Chairman of the Board James M. Concannon, Topeka, Kansas
     John A. Dillingham, Kansas City, Missouri
     David P. Gardner, Menlo Park, California
     Linda K. Graves, Topeka, Kansas
     Joseph Harroz, Jr., Norman, Oklahoma
     John F. Hayes, Hutchinson, Kansas
     Robert L. Hechler, Overland Park, Kansas
     Henry J. Herrmann, Overland Park, Kansas
     Glendon E. Johnson, Miami, Florida
     William T. Morgan, Coronado, California
     Ronald C. Reimer, Mission Hills, Kansas
     Frank J. Ross, Jr., Kansas City, Missouri
     Eleanor B. Schwartz, Kansas City, Missouri
     Frederick Vogel III, Milwaukee, Wisconsin


     OFFICERS
     Robert L. Hechler, President
     Henry J. Herrmann, Vice President
     John M. Holliday, Vice President
     Theodore W. Howard, Vice President and Treasurer
     Helge K. Lee, Vice President and Secretary

     This report is submitted for the general information of the shareholders of United Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal High Income Fund, Inc. current prospectus.


(PAGE)
     The United Group of Mutual Funds

     United Accumulative Fund
     United Asset Strategy Fund, Inc.
     United Bond Fund
     United Cash Management, Inc.
     United Continental Income Fund, Inc.
     United Government Securities Fund, Inc.
     United High Income Fund, Inc.
     United High Income Fund II, Inc.
     United Income Fund
     United International Growth Fund, Inc.
     United Municipal Bond Fund, Inc.
     United Municipal High Income Fund, Inc.
     United New Concepts Fund, Inc.
     United Retirement Shares, Inc.
     United Science and Technology Fund
     United Small Cap Fund, Inc.
     United Vanguard Fund, Inc.


















     FOR MORE INFORMATION:
     Contact your representative, or your
     local office as listed on your
     Account Statement, or contact:
       WADDELL & REED
       CUSTOMER SERVICE
       6300 Lamar Avenue
       P.O. Box 29217
       Shawnee Mission, KS  66201-9217
       (800) 366-5465

     Our INTERNET address is:
       http://www.waddell.com

     NUR1014A(9-99)

     printed on recycled paper